Other Expenses	12 Months Ended
Dec. 31, 2025
Disclosure of Other Operating Expense [Abstract]
Other Expenses
23.	Other Expenses

In thousands of soles	Note	2025	2024	2023
Changes in contingent consideration	24.d	—	—	20,927
Derecognition of other assets		—	2,112	—

		—	2,112	20,927